Capitalized Software and Intangible Assets, Net - Future Amortization (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 708
2024	560
2025	165
Thereafter	0
Capitalized software and intangible assets, net	$ 1,433